Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax provision at U.S. Federal statutory rate	$ 70		$ 45	$ 83	$ 98
Dividends received deduction ("DRD")	(16)		(14)	(38)	(28)
Foreign related investments	(2)		(1)	(7)	(4)
Other	(1)		0	0	0
Total income tax expense	$ 51	$ 51	$ 30	$ 38	$ 66